Share capital, share premium and own shares - Transactions in Prudential plc shares (Details) - USD ($) shares in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2021
Transactions in Prudential plc shares
Cost of own shares deducted from retained earnings	$ 261.0	$ 243.0
Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Number of shares held	11.4	11.2
Market value of shares held	$ 217.0	$ 205.0
Number of shares purchased	2.8	6.3
Cost of shares purchased	$ 60.1	$ 83.0
Shares held in trust for employee incentive plans | Maximum
Transactions in Prudential plc shares
Number of shares held			15.1